Estimated Future Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120
Carrying Value	$ 7,013	$ 9,341